                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Affiliated Managers Group, Inc.
                 ------------------------------------
   Address:      600 Hale Street
                 ------------------------------------
                 Prides Crossing, Massachusetts 01965
                 ------------------------------------

                 -------------------------------

Form 13F File Number:       28-04975
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kingston, III
         ----------------------------------------------------
Title:   Senior Vice President, General Counsel and Secretary
         ----------------------------------------------------
Phone:   617-747-3300
         ----------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John Kingston, III      Prides Crossing, Massachusetts   November 15, 2005
-------------------------   ------------------------------   ----------------
[Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

    / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    /X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

Form 13F File     Name
Number

----------------------------------------------------------------
28-10120          AQR Capital Management, LLC
----------------------------------------------------------------
                  Beutel, Goodman & Company, Ltd.
----------------------------------------------------------------
28-11323          Bowling Portfolio Management LLC
----------------------------------------------------------------
28-03671          Davis Hamilton Jackson & Associates, L.P.
----------------------------------------------------------------
28-00878          Essex Investment Management Company, LLC
----------------------------------------------------------------
28-05582          First Quadrant, L.P.
----------------------------------------------------------------
                  Foyston, Gordon & Payne Inc.
----------------------------------------------------------------
28-01346          Friess Associates, LLC
----------------------------------------------------------------
28-01185          Frontier Capital Management Company, LLC
----------------------------------------------------------------
28-10956          Genesis Asset Managers, LLP
----------------------------------------------------------------
28-10957          Genesis Fund Managers, LLP
----------------------------------------------------------------
28-10955          Genesis Investment Management, LLP
----------------------------------------------------------------
28-04421          GeoCapital, LLC
----------------------------------------------------------------
28-01240          Gofen & Glossberg, L.L.C.
----------------------------------------------------------------
28-04534          J.M. Hartwell Limited Partnership
----------------------------------------------------------------
28-03593          Managers Investment Group LLC
----------------------------------------------------------------
28-04884          The Renaissance Group LLC
----------------------------------------------------------------
28-03869          Rorer Asset Management, LLC
----------------------------------------------------------------
28-04021          Skyline Asset Management, L.P.
----------------------------------------------------------------
28-05015          Systematic Financial Management, L.P.
----------------------------------------------------------------
28-05110          Third Avenue Management LLC
----------------------------------------------------------------
28-11092          TimesSquare Capital Management, LLC
----------------------------------------------------------------
28-01222          Tweedy, Browne Company LLC
----------------------------------------------------------------
28-00262          Welch & Forbes LLC
----------------------------------------------------------------
